RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2020
Text block [abstract]
RELATED PARTY TRANSACTIONS
11.	RELATED PARTY TRANSACTIONS
Key management personnel include those persons having authority and responsibility for planning, directing and controlling the activities of the Company as a whole. The Company has determined that key management personnel consists of executive and non-executive
members of the Company’s Board of Directors, corporate officers and related companies.

Remuneration attributed to key management personnel can be summarized as follows:

	For the years ended
	December 31, 2020	December 31, 2019
Short-term compensation (1)	$4,772,599	$4,041,619
Share-based payments (stock options) (2)	8,623,774	9,101,888
Consulting fees (3)	129,996	45,499

	$13,526,369	$13,189,006

(1)
Short-term compensation to key management personnel for the year ended December 31, 2020 amounted to $4,772,599 (2019—$4,041,619) of which $4,122,196 (2019—$2,985,193) was expensed and included in salaries, benefits and directors’ fees on the statement of loss and comprehensive loss. The remaining $650,403 (2019—$1,056,426) was capitalized to exploration and evaluation assets.

(2)
Share-based payments to key management personnel for the year ended December 31, 2020 amounted to $8,623,774 (2019—$9,101,888) of which $8,450,898 (2019—$8,834,428) was expensed and $172,876 (2019—$267,460) was capitalized to exploration and evaluation assets.

(3)
The Company used consulting services from a company associated with one of its directors in relation to advice on corporate matters for the year ended December 31, 2020 amounting to $129,996 (2019—$45,499).

As at December 31, 2020, there was $45,499 (December 31, 2019—$99,999) included in accounts payable and accrued liabilities owing to its directors and officers for compensation.